Capital Trust Securities	12 Months Ended
Oct. 31, 2020
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Capital Trust Securities

NOTE 20: CAPITAL TRUST SECURITIES

The Bank issued innovative capital securities through two structured entities: Trust III and Trust IV.

TD CAPITAL TRUST III SECURITIES – SERIES 2008

On September 17, 2008, Trust III, a closed-end trust, issued TD CaTS III. The proceeds from the issuance were invested in trust assets purchased from the Bank. On December 31, 2018, Trust III redeemed all of the outstanding TD CaTS III at a price of $1 billion plus the unpaid distribution payable on the redemption date. TD CaTS III were reported on the Consolidated Balance Sheet as Non-controlling interests in subsidiaries.

TD CAPITAL TRUST IV NOTES – SERIES 1 TO 3

On January 26, 2009, Trust IV issued TD Capital Trust IV Notes – Series 1 due June 30, 2108 (TD CaTS IV – 1) and TD Capital Trust IV Notes – Series 2 due June 30, 2108 (TD CaTS IV – 2) and on September 15, 2009, issued TD Capital Trust IV Notes – Series 3 due June 30, 2108 (TD CaTS IV – 3, and collectively TD CaTS IV Notes). The proceeds from the issuances were invested in bank deposit notes. On June 30, 2019, Trust IV redeemed all of the outstanding TD CaTS IV – 1. Each TD CaTS IV – 2 may be automatically exchanged into non-cumulative Class A First Preferred Shares, Series A10 of the Bank and each TD CaTS IV – 3 may be automatically exchanged into non-cumulative Class A First Preferred Shares, Series A11 of the Bank, in each case, without the consent of the holders, on the occurrence of certain events. On each interest payment date in respect of which certain events have occurred, holders of TD CaTS IV Notes will be required to invest interest paid on such TD CaTS IV Notes in a new series of non-cumulative Class A First Preferred Shares of the Bank. The Bank does not consolidate Trust IV because it does not absorb significant returns of Trust IV as it is ultimately exposed only to its own credit risk. Therefore, TD CaTS IV Notes are not reported on the Bank’s Consolidated Balance Sheet, but the deposit notes issued to Trust IV are reported in Deposits on the Consolidated Balance Sheet. Refer to Notes 10 and 17 for further details.

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
				Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield	At the option of the issuer		October 31 2020	October 31 2019
TD CaTS IV Notes issued by Trust IV
TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000%[1]	June 30, 2014	[2]	450	450

TD Capital Trust IV Notes – Series 3	750	June 30, Dec. 31	6.631%[3]	Dec. 31, 2014	[2]	750	750
	1,200					$1,200	$1,200

[1]

From and including January 26, 2009, to but excluding June 30, 2039. Starting on June 30, 2039, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 9.735%.

[2]

On or after the redemption date, Trust IV may, with regulatory approval, redeem the TD CaTS IV – 2 or TD CaTS IV – 3, respectively, in whole or in part, without the consent of the holders. On February 27, 2020, the Bank announced that, subject to regulatory approval, it expects to exercise a regulatory event redemption right in its fiscal 2022 year in respect of the TD CaTS IV – 2 outstanding at that time, meaning that this redemption right could occur as early as November 1, 2021. The Bank’s expectations regarding this redemption are based on a number of factors and assumptions, including the Bank’s current and expected future capital position and market conditions, which are subject to change and may result in a change in the Bank’s expectations regarding the redemption.

[3]

From and including September 15, 2009, to but excluding June 30, 2021. Starting on June 30, 2021, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 4.0%.